OTHER CURRENT ASSETS - Summary of other current assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Other Assets [Abstract]
Deposit for share settlement	¥ 20,602	$ 3,000	¥ 21,341
Due from shareholders	¥ 13,910
Percentage of outstanding shares owned	5.00%	5.00%